INVESTMENTS - Fair value of unrealized and realized gains and losses of equity securities with readily determinable fair values (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Total net gains (losses) recognized	¥ 9,966,512	$ 1,403,754	¥ (15,126,672)	¥ 15,623,340
Less: Net realized gains on equity securities sold				14,058,448
Net unrealized gains (losses) recognized on equity securities held	¥ 9,966,512	$ 1,403,754	¥ (15,126,672)	¥ 1,564,892